Leases - Lease Terms And Discount Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted Average Remaining Lease Term (Years)	6 years 2 months 19 days	5 years 3 days
Weighted Average Discount Rate	11.70%	11.10%